Long term investment (Tables)	12 Months Ended
Dec. 31, 2017
ZHEJIANG JIAHUAN
Long term investments
	2017
		Gross unrealized
	Amortized cost	Gains	Losses	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000
Long term investment:
Unlisted investment	69	-	-	69

	2016
		Gross unrealized
	Amortized cost	Gains	Losses	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000
Long term investment:
Unlisted investment	69	-	-	69